REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM



Board of Trustees and Shareholders
AdvisorOne Funds
Omaha, Nebraska


In planning and performing our audits of the financial
statements of CLS Global Aggressive Equity Fund, CLS
Diversified Equity Fund, CLS Growth and Income Fund,
CLS Flexible Income Fund, and CLS Shelter Fund, each
a series of shares of AdvisorOne Funds (the "Funds") for
the year ended April 30, 2019, in accordance with the
standards of the Public Company Accounting Oversight
Board (United States), we considered their internal
control over financial reporting, including control
activities for safeguarding securities, as a basis for
designing our auditing procedures for the purpose of
expressing our opinion on the financial statements and to
comply with the requirements of Form N-CEN, but not
for the purpose of expressing an opinion on the
effectiveness of the Funds' internal control over
financial reporting.   Accordingly, we express no such
opinion.

The management of the Funds is responsible for
establishing and maintaining effective internal control
over financial reporting.   In fulfilling this responsibility,
estimates and judgments by management are required to
assess the expected benefits and related costs of controls.
A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting
principles.   A fund's internal control over financial
reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over
financial reporting may not prevent or detect
misstatements.   Also, projections of any evaluation of
effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting
exists when the design or operation of a control does not
allow management or employees, in the normal course
of performing their assigned functions, to prevent or
detect misstatements on a timely basis.   A material
weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund's annual or interim financial statements will not be prevented or detected on a timely basis.



Board of Trustees and Shareholders
AdvisorOne Funds
Page Two





Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls for safeguarding securities, which we consider to be material weaknesses, as defined above, as of April 30, 2019.

This report is intended solely for the information and use of management, Shareholders and the Board of Trustees of AdvisorOne Funds and the Securities and Exchange
Commission, and is not intended to be and should not be used by anyone other than these specified parties.






	/s/ TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
July 1, 2019